SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION
29.	SEGMENT INFORMATION
29.1	Criteria for identifying operating segments

The Board of Directors and Board of Statutory Executive Officers evaluate the performance of the Company’s business segments through the EBITDA. The Company revised the prior year segment note to present EBITDA as its performance measure. The information disclosed under “Not Segmented” is related to statement of income items not directly attributed to the pulp and paper segments.

The operating segments defined by the Company’s management are set forth below:

i)	Pulp: comprises production and sale of hardwood eucalyptus pulp and fluff pulp mainly to supply the foreign market, with any surplus sold in the domestic market.
ii)	Paper: comprises production and sale of paper to meet the demands of both domestic and foreign markets. Consumer goods (tissue) sales are classified under this segment due to its immateriality.

Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company's management, which makes investment decisions and determine allocation of resources on a consolidated basis.

In addition, with respect to geographical information related to non-current assets, the Company does not disclose such information, as all our property, plant and equipment, biological and intangible assets are in Brazil.

29.2	Information of operating segments

	December 31,
	2021

	Pulp	Paper	Total
Net sales	34,715,208	6,250,223	40,965,431
Domestic market (Brazil)	2,338,810	4,380,585	6,719,395
Foreign market	32,376,398	1,869,638	34,246,036
Asia	15,952,786	43,961	15,996,747
Europe	10,477,292	318,666	10,795,958
North America	5,694,273	424,909	6,119,182
South and Central America	233,061	1,026,247	1,259,308
Africa	18,986	55,855	74,841
EBITDA	22,735,409	2,486,445	25,221,854
Depreciation, depletion and amortization			(7,041,663)
Operating profit before net financial income (“EBIT”) (1)			18,180,191
EBITDA margin (%)	6,549%	39.78%	61.57%

1)	EBIT (“Earnings before interest and tax”).

	December 31,
	2020

	Pulp	Paper	Total
Net sales	25,578,265	4,882,012	30,460,277
Domestic market (Brazil)	1,609,449	3,358,186	4,967,635
Foreign market	23,968,816	1,523,826	25,492,642
Asia	12,921,081	196,266	13,117,347
Europe	6,409,879	262,924	6,672,803
North America	4,340,956	263,328	4,604,284
South and Central America	184,590	723,603	908,193
Africa	112,310	77,705	190,015

EBITDA	13,646,228	1,569,946	15,216,174
Depreciation, depletion and amortization			(6,772,780)
Operating profit before net financial income (“EBIT”) (1)			8,443,394
EBITDA margin (%)	53.35%	32.16%	49.95%

1)	EBIT (“Earnings before interest and tax”).

	December 31,
	2019
			Not
	Pulp	Paper	segmented	Total
Net sales	21,027,686	4,985,264		26,012,950
Domestic market (Brazil)	1,833,936	3,480,279		5,314,215
Foreign market	19,193,750	1,504,985		20,698,735
Asia	9,605,799	136,882		9,742,681
Europe	5,950,832	221,697		6,172,529
North America	3,592,563	382,628		3,975,191
South and Central America	44,556	710,086		754,642
Africa		53,692		53,692
EBITDA	9,074,012	1,518,403	128,115	10,720,530
Depreciation, depletion and amortization				(8,091,952)
Operating profit before net financial income (“EBIT”) (1)				2,628,578
EBITDA margin (%)	43.15%	30.46%		41.21%

1)	Earnings before interest and tax.

With regard to the foreign market revenues of the pulp operating segment, China and USA are the main countries in relation to net revenue, 44.41% and 14.67%, respectively, for the year ended December 31, 2021 (China and USA represented 47.97% and 16.54%, respectively, on December 31, 2020).

With regard to the foreign market revenues of the paper operating segment, USA, Peru and Argentina are the main countries in relation to net revenue, representing 24.30%, 10.03% and 13.03%, respectively, for the year ended December 31, 2021 (Argentina and USA represented 18.06% and 17.92%, respectively, on December 31, 2020).

There is no other individual foreign country that represents more than 10% of net revenue in the foreign market for the years ended December 31, 2021 and December 31, 2020.

29.3.	Net sales by product

The following table set forth the breakdown of net sales by product:

	December 31,	December 31,	December 31,
Products	2021	2020	2019
Market pulp(1)	34,715,208	25,578,265	21,027,686
Printing and writing paper(2)	5,107,960	3,891,002	4,100,502
Paperboard	1,091,588	935,047	823,360
Other	50,675	55,963	61,402
	40,965,431	30,460,277	26,012,950

1)	Net sale from fluff pulp represents approximately 0.7% of total net sales and, therefore, was included in market pulp net sales.
2)	Net sale from tissue represents approximately 2.2% of total net sales and, therefore, was included in printing and writing paper net sales.
29.4	Goodwill based on expected future profitability

The goodwill based on expected future profitability arising from the business combination were allocated to the disclosable segments, which correspond to the Company's cash-generating units (“CGU”), considering the economic benefits generated by such intangible assets. The allocation of intangibles is set forth below:

	December 31,	December 31,
	2021	2020
Pulp	7,897,051	7,897,051
Consumer goods	119,332	119,332
	8,016,383	8,016,383